Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other assets [line items]
Financial assets	$ 198.3	$ 174.9
Other assets	252.4	233.3
Less current portion - financial	21.4	34.7
Less current portion - non-financial	2.1	7.4
Long-term portion	228.9	191.2
Investments held for self-insured liabilities
Disclosure of other assets [line items]
Financial assets	198.3	174.9
Holdbacks on long-term contracts
Disclosure of other assets [line items]
Financial assets	23.6	25.9
Other
Disclosure of other assets [line items]
Financial assets	15.5	12.4
Other	7.6	11.8
Investments in joint ventures and associates
Disclosure of other assets [line items]
Other	$ 7.4	$ 8.3